ING Equity Trust

ING Growth Opportunities Fund ("Fund")

Supplement dated December 2, 2013

to the Fund's Class A, Class B, Class C, Class I and

Class W Prospectus and Summary Prospectus,

each dated September 30, 2013 ("Prospectuses")

On November 21, 2013, the Fund's Board of Trustees approved changes with respect to the Fund's principal investment strategies, benchmark, advisory fee and expense structure.

On December 31, 2013, the Fund's Prospectuses are revised as follows:

a.           The section entitled "Fees and Expenses of the Fund — Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	W
Management Fees	%	0.70	0.70	0.70	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	0.35	1.00	1.00	None	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.31	0.31	0.31	0.16	0.31
Total Annual Fund Operating Expenses	%	1.46	2.11	2.11	0.96	1.11
Waivers and Reimbursements(3)%		(0.16)	(0.16)	(0.16)	(0.01)	(0.16)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.30	1.95	1.95	0.95	0.95

(1)     A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)     Expense information has been restated to reflect current contractual rates.

(3)     The adviser is contractually obligated to limit expenses to 1.40%, 2.05%, 2.05%, 1.05% and 1.05% for Class A, Class B, Class C, Class I and Class W shares, respectively, through October 1, 2014.  The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Fund's Board; or (iii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.30%, 1.95%, 1.95%, 0.95% and 0.95% for Class A, Class B, Class C, Class I and Class W shares, respectively, through October 1, 2015. The obligation will renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Fund's board. This obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

The table in the section entitled "Fees and Expenses of the Portfolio — Expense Examples" is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yr	5 Yrs	10 Yrs
A	Sold or Held	$700	995	1,312	2,208

Class	Share Status	1 Yr	3 Yr	5 Yrs	10 Yrs
B	Sold	$698	946	1,319	2,263
	Held	$198	646	1,119	2,263
C	Sold	$298	646	1,119	2,429
	Held	$198	646	1,119	2,429
I	Sold or Held	$97	305	530	1,177
W	Sold or Held	$97	337	596	1,337

b.     The section entitled "Principal Investment Strategies" is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in common stocks of large-capitalization companies.

The Fund's investment strategy uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company's revenue and earnings growth, and validate the expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser ("Sub-Adviser").

For this Fund, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the Russell 1000® Growth Index at the time of purchase. The market capitalization of companies within the Russell 1000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 1000® Growth Index as of June 28, 2013 ranged from $1.7 billion to $372.2 billion.

The Fund may also invest in derivative instruments, which include, but are not limited to, index futures and options to hedge against market risk or to enhance returns. The Fund may also invest up to 25% of its assets in foreign securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

c.     The section entitled "Principal Risks" is deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

d.     The table in the section entitled "Performance Information — Average Annual Total Returns" is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2012)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class A before taxes	%	11.74	1.04	7.14	07/21/97
After tax on distributions	%	11.74	1.04	7.05	—
After tax on distributions with sale	%	7.63	0.89	6.26	—
Russell l000® Growth Index(1),(2)%		15.26	3.12	7.52	—
Russell 3000® Growth Index(1),(2)%		15.21	3.15	7.69	—
Class B before taxes	%	12.84	1.21	7.08	07/21/97
Russell l000® Growth Index(1),(2)%		15.26	3.12	7.52	—
Russell 3000® Growth Index(1),(2)%		15.21	3.15	7.69	—
Class C before taxes	%	16.84	1.58	7.09	07/21/97
Russell l000® Growth Index(1),(2)%		15.26	3.12	7.52	—
Russell 3000® Growth Index(1),(2)%		15.21	3.15	7.69	—
Class I before taxes	%	18.98	2.61	8.23	01/08/02
Russell l000® Growth Index(1),(2)%		15.26	3.12	7.52	—
Russell 3000® Growth	%	15.21	3.15	7.69	—

	1 Yr	5 Yrs		10 Yrs		Inception Date
Index(1),(2)
Class W before taxes %	19.00	2.53	(3)	8.05	(3)	07/21/97
Russell l000® Growth Index(1),(2)%	15.26	3.12		7.52		—
Russell 3000® Growth Index(1),(2)%	15.21	3.15		7.69		—

(1)   The index returns do not reflect deductions for fees, expenses or taxes.

(2)   Beginning on December 31, 2013 the Fund changed its benchmark from the Russell 3000® Growth Index to the Russell 1000® Growth Index because the Russell 1000® Growth Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

(3)   The 5 year and 10 year performance shown for Class W shares of the Fund includes the performance of Class Q shares of the Fund prior to their conversion to Class W shares.